Schedule ofchanges in equity Value adjustments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Equity valuation adjustments, beginning		R$ 353,349	R$ 591,927
Post employment benefits			(271,345)
Taxes on adjustments			92,190
Deemed cost of fixed assets		(70,569)	(90,347)
[custom:TaxesOnAdjustments2]			30,717
Attributed to non-controlling interest		(144)	207
[custom:AdjustmentsRelatedToActuarialLiabilitiesPostEmploymentBenefits]		246,626
Taxes on adjustments	[1]	(93,881)
[custom:TaxesOnAdjustments4]		23,994
[custom:ActuarialLiabilityInvestmentRealization]		(33,205)
Equity valuation adjustments, ending		R$ 426,170	R$ 353,349

[1]	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.